Other financial liabilities - Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Financial Liabilities [Line Items]
Balance at beginning of the year	$ 7,473
Addition	2,640	$ 497	$ 1,137
Balance at end of the year	7,412	7,473
Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities [Line Items]
Balance at beginning of the year	50,623	59,592
Addition	84,435	1,416
Payments	(22,495)	(10,398)
Exchange rate effect and others	(225)	13
Balance at end of the year	$ 112,338	$ 50,623	$ 59,592